Share capital, additional paid-in capital, share premium and other reserves - Movement in number of shares outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Beginning balance, shares outstanding (in shares)	62,438
Increase of share capital due to exercise of options by employees during the year (in shares)	11
Share-based payments (in shares)	264
Ending balance, shares outstanding (in shares)	62,713	62,713
Ordinary Class A shares
Beginning balance, shares outstanding (in shares)	10,414
Ending balance, shares outstanding (in shares)	10,414	10,414
Ordinary Class B shares
Beginning balance, shares outstanding (in shares)	52,024
Increase of share capital due to exercise of options by employees during the year (in shares)	11
Share-based payments (in shares)	264
Ending balance, shares outstanding (in shares)	52,299	52,299